                                AIM FUNDS GROUP

                               AIM BALANCED FUND
                        AIM EUROPEAN SMALL COMPANY FUND
                           AIM GLOBAL UTILITIES FUND
                     AIM INTERNATIONAL EMERGING GROWTH FUND
                            AIM NEW TECHNOLOGY FUND
                             AIM SELECT GROWTH FUND
                           AIM SMALL CAP EQUITY FUND
                                 AIM VALUE FUND
                               AIM VALUE II FUND
                          AIM WORLDWIDE SPECTRUM FUND


                      Supplement dated May 4, 2001, to the
             Statement of Additional Information dated May 1, 2001


For the period May 3, 2001 through July 30, 2001, AG Edwards will receive, for purchases by their Growth & Income Model portfolio and their Growth Model portfolio only, full dealer reallowance on Class A Shares, an additional 50 basis points on Class B Shares and an additional 25 basis points on Class C Shares with respect to AIM VALUE FUND only.